Income Taxes - Effective Income Tax Rate Varied from the Statutory Guernsey Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Statutory Guernsey tax rate (percentage)	0.00%	0.00%	0.00%
Foreign taxes (percentage)	13.00%	11.00%	12.00%
Effective income tax rate	13.00%	11.00%	12.00%